Organization and Principal Activities - Major subsidiaries, VIEs and subsidiaries of VIEs (Details)	12 Months Ended
Dec. 31, 2019
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	E9
Direct subsidiaries | Phoenix Satellite Television Information Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	D8
Date of Incorporation	Sep. 01, 1999
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Phoenix New Media (Hong Kong) Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	K3
Date of Incorporation	Feb. 24, 2011
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Direct subsidiaries | Phoenix New Media (Hong Kong) Information Technology Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	K3
Date of Incorporation	Apr. 22, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Investment holding
Direct subsidiaries | Fread Limited*
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	E9	[1]
Date of Incorporation	May 20, 2014	[1]
Percentage of Direct or Indirect Economic Ownership	100.00%	[1]
Principal Activity	Investment holding	[1]
Indirect subsidiaries | Fenghuang On-line
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Dec. 20, 2005
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Technical consulting
Indirect subsidiaries | Fenghuang Yutian
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 15, 2012
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Fenghuang Feiyang
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Oct. 25, 2013
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Indirect subsidiaries | I Game (Hong Kong) Company Limited
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	K3
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries | Fenghuang Borui
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Oct. 13, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Software development
Indirect subsidiaries | Qieyiyou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Nov. 28, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Indirect subsidiaries | Fengying Hongda
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Mar. 13, 2017
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Consolidated VIEs | Tianying Jiuzhou
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Apr. 18, 2000
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising and paid services
Consolidated VIEs | Yifeng Lianhe
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 16, 2006
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Digital entertainment
Consolidated VIEs | Chenhuan
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Jun. 10, 2014
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Game
Subsidiaries of VIEs | Tianying Chuangzhi
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Feb. 08, 2010
Percentage of Direct or Indirect Economic Ownership	100.00%
Principal Activity	Advertising
Subsidiaries of VIEs | Yitian Xindong
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	Sep. 05, 2008
Percentage of Direct or Indirect Economic Ownership	51.00%
Principal Activity	Digital entertainment
Subsidiaries of VIEs | Fengyu Network **
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4	[2]
Date of Incorporation	Jun. 01, 2012	[2]
Percentage of Direct or Indirect Economic Ownership	100.00%	[2]
Principal Activity	Digital entertainment	[2]
Subsidiaries of VIEs | Tianbo
Subsidiaries, VIEs and Subsidiaries of VIEs
Place of Incorporation	F4
Date of Incorporation	May 31, 2013
Percentage of Direct or Indirect Economic Ownership	50.00%
Principal Activity	Advertising

[1]	In January 2018, the name of “I Game Limited” was changed to “Fread Limited”.
[2]	In April 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.